Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
Goldman Sachs & Co. LLC
(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2020-PT-B – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Bank in an electronic data file entitled “SMB_2020-PT-B_Cutoff20200214_ Final_Decrypted.txt” (the “Data File”), provided by the Bank on February 17, 2020, containing certain information related to 67,859 student loans (the “Student Loans”) as of February 14, 2020 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by SMB Private Education Loan Trust 2020-PT-B. The Bank is responsible for the specified attributes identified by the Bank in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Bank and its affiliates under Rule 1.200.001 of the AICPA’s Code of Professional Conduct.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means dollar amounts were within $1.00.

•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.

•
The term “Sources” means the ATLAS System, ENCORE System, FDR System,  Promissory Note, Final Disclosure correspondence, and SSN card correspondence within the ENCORE System; Branch Categorization Screen within the ATLAS System; and, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and #NM SA2 Screen within the FDR System furnished by the Bank. We make no representation regarding the validity, enforceability, or authenticity of such Sources.

A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 2.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank. The selection criteria resulted in a sample of 181 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

B.
For each Selected Student Loan, we recomputed or compared the specified attributes listed below contained in the Data File to the corresponding information in the respective Sources. The Specified Parties indicated that the absence of any of the specified Sources or the inability to agree the indicated information from the Data File to the Sources for each of the specified attributes, utilizing instructions provided by the Bank (as applicable and indicated below), constituted an exception, except for certain procedures related to Social Security Number and Signature(s) on the Promissory Note described below. The Sources are listed in the order of priority until such attribute was agreed.

Attributes	Sources / Bank’s Instructions

Social Security Number
Social Security Number, Loan Amount or Application ID information indicated on the Promissory Note, Final Disclosure correspondence, SSN card correspondence, and instructions provided by the Bank described below

Signature(s) on the Promissory Note
Promissory Note and instructions provided by the Bank described below. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s)

Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen

Original Principal Balance
“TLDSBAMT” field in the “OTHER” option on #HDI Screen, sum of “LOAN DISBURSEMENT” amounts on #CSS Screen, “FINANCIAL INSTITUTION” field on #NM CC Screen, and instructions provided by the Bank described below

Current Principal Balance
“ACCOUNT BALANCE” field on #CSS Screen, “EFF-DT” field on #CPH Screen, “CYCLE DATE” field on #CSS Screen, accrued interest recomputed using “INT_RT” field on #EDH Screen, “ACCOUNT BALANCE” field on #CSS Screen, “TOTAL ACCOUNT BALANCE” field in the “CYCLE DATE” field on #CSS Screen, applicable “AMOUNT-PAID” on #CPH Screen, sum of “ACCOUNT BALANCE” field on #CSS Screen, total of all “LOAN DISBURSEMENT” amounts on #CDS Screen, total of all “FORBEARANCE PAYMENT” amounts on #CDS Screen, “CAP” field on #EDH Screen, “DATE” field on #EDH Screen, “CAP INT” field on #ED2 Screen, total of all “PAYMENT REVERSAL” amounts on #CDS Screen, total of all “ACCRUED INTEREST” amounts on #CSS Screen, and instructions provided by the Bank described below

Loan Type	“#14” field on #NM CC Screen

Loan Status	“MISC FIELD 2” field on #BS3 Screen and “CURR LOAN STAT” field on #EDH Screen, or notation of status change on #CIS Screen, and instructions provided by the Bank described below

Current Status End Date
Recompute using “CURR LOAN STAT” field on #EDH Screen and one of the following: “CYCLE DATE” and “CURR:GRAD/SEP DT” fields on #CSS Screen and #EDH Screen, respectively; “CYCLE DATE” and “RPMT BEGIN DT” fields on #CSS Screen and #EDH Screen, respectively; “CYCLE DATE” field on #CSS Screen and “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen; “CYCLE DATE” and “MATURITY DT”

Attributes	Sources / Bank’s Instructions

fields on #CSS Screen and #EDH Screen, respectively; notation of status change on #CIS Screen or #EDH Screen, and instructions provided by the Bank described below

Remaining Term
“CURR LOAN STAT” field on #EDH Screen, “MISC FIELD 2” field on #BS3 Screen, “#9” field on #NM CC Screen, “CYCLE DATE” field on #CSS Screen, “MATURITY DT” field on #EDH Screen, “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen, or “DUE DATE” field on #CSS Screen, and instructions provided by the Bank described below

Repayment Schedule Type	“MISC FIELD 2” field on #BS3 Screen, “CYCLE DATE” field on #CSS Screen, “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen, and instructions provided by the Bank described below

Interest Rate
“INT RT” field,  “INT 1%” field, “INT 2%” field on #EDH Screen, “DAYS1” field  on #ED2 Screen, “CYCLE DATE” field on #CSS Screen, or “PER DAY INTEREST” field on #CPO Screen and “ACCOUNT BALANCE” field on #CSS Screen, or “VAR CASH SET1” field on #CP2 Screen and “ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen, and instructions provided by the Bank described below

School Code	“MISC FIELD 5” field on #BS3 Screen

School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “FOR PROFIT/NON-PROFIT,” “PEPS TITLE IV” and “SOURCE OF CATEGORIZATION” fields on Branch Categorization Screen, and instructions provided by the Bank as described below

State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CIS Screen

Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen

Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen

1.
For purposes of comparing Social Security Number and Signature(s) on the Promissory Note, we were instructed by the Bank to (i) compare the Social Security Number in the “SSN” field in the Data File to the Social Security Number on the Promissory Note, (ii) compare the Original Principal Balance in the “OriginalBalance” field in the Data File to the Loan Amount on the Promissory Note, and (iii) observe Signature(s) on the Promissory Note. In the event, the Loan Amount listed on the Promissory Note either was not listed or was lower than the Original Principal Balance indicated in the Data File, the Bank instructed us to locate the Final Disclosure correspondence within the ENCORE System, for which the Application ID matched the Application ID on the Promissory Note. In the event, the Social Security Number contained on the Promissory Note did not agree to the “SSN” field in the Data File, the Bank instructed us to locate the SSN card correspondence or the Credit Bureau Report, for which the SSN matched the SSN in the Data File. In the event the Promissory Note for a Selected Student Loan was not available, we were instructed by the Bank to not perform procedures to compare the Social Security

Number and Signature(s) on the Promissory Note. The Promissory Note for two (2) Selected Student Loans were not available within the ENCORE System. These were not considered exceptions.

2.
For purposes of comparing Original Principal Balance, the Bank instructed us to compare the Original Principal Balance in the “OriginalBalance” field in the Data File to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen.

In the event the Original Principal Balance in the Data File did not agree, we were instructed by the Bank (i) for Selected Student Loans originated after July 2013, to compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen, or (ii) for Selected Student Loans originated in or prior to July 2013, to compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.

3.
For purposes of comparing Current Principal Balance, we were instructed by the Bank to compare the “PrincipalBalance” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen. In the event the information did not agree, we were instructed by the Bank to recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

a)
Read the date in the “EFF-DT” field on the #CPH Screen to identify if there was a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and one day following the Cutoff Date;

b)
If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the effective date of the transaction indicated in the “EFF-DT” field on the #CPH Screen minus one, and a denominator of 366 (i.e., the total number of days in the 2020 calendar year); and,

c)
Add the recomputed accrued interest from procedure (b), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.

d)
In the event the Recomputed Current Principal Balance calculated in step (c) did not agree, we were instructed to compare to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen.

e)
In the event the Recomputed Current Principal Balance calculated in step (d) did not agree, we were instructed to compare to the difference of (i) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “FORBEARANCE PAYMENT” amounts on the #CDS Screen.

f)
In the event the Recomputed Current Principal Balance calculated in step (e) did not agree, if the “CAP” field on the #EDH Screen indicated “C” and the “DATE” field on the #EDH Screen indicated a date equal to the most recent cycle date, we were instructed to compare to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the “CAP INT” field on the #ED2 Screen.

g)
In the event the Recomputed Current Principal Balance calculated in step (f) did not agree, we were instructed to compare to the sum of (i) the total of all “PAYMENT REVERSAL” amounts on the #CDS Screen and (ii) the sum of (1) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen minus (2) the total of all “ACCRUED INTEREST” amounts on the #CSS Screen minus (3) the “CAP INT” field on the #ED2 Screen, where the “CAP” field on the #EDH Screen indicated “R” and the “DATE” field on the #EDH Screen indicated a date within four months of the Cutoff Date.

4.	For purposes of comparing Loan Status, we were instructed by the Bank to compare Loan Status as follows:

a)
If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment), and the “CURR LOAN STAT” field on the #EDH Screen did not indicate “DMIP” or “F***,” the Loan Status was “In-Repayment”;

b)	If the “CURR LOAN STAT” field on the #EDH Screen System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,

c)
Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen. In the event the Loan Status did not agree, the Bank instructed us to identify a notation of status change on the #CIS Screen.

5.	For purposes of comparing Current Status End Date, we were instructed by the Bank to recompute as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;

b)
If the “CURR LOAN STAT” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen;

c)
If the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” “DINT,” “DSCH,” “F***” (except “FORP”), or “SSGR,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen; or,

d)
If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “FORP,” “D***” (except “DINT,” “DMIP,” and “DSCH”), or “SSP*,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen.

e)
In the event the recomputed Current Status End Date calculated in procedures (a), (b), (c), or (d) did not agree to the “CUR_STATUS_END_DT” field in the Data File, we were instructed by the Bank to calculate the Recomputed Current Status End Date as follows:

(i)
Identify a notation of status change that affected the loan status after the Cutoff Date (i.e., retro Forbearance) on the #CIS Screen and recompute the Current Status End Date as the first cycle date after the loan status “End Date” indicated on the #CIS Screen.

(ii)
If a notation of status change that affects the loan status after the Cutoff date was not available, the “STAT” field on the #EDH Screen indicated “SSGR” and the “TYPE” field on the #EDH Screen indicated “FB,” recompute the Current Status End Date as the first cycle date after the Cutoff Date.

6.
For purposes of comparing Remaining Term, we were instructed by the Bank to compare Remaining Term to the “RemainingTerm” field in the Data File or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen;

b)
If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” or “F,” recompute as the difference in months[1] between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen; and,

c)
If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” recompute as the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen.

7.	For purposes of comparing Repayment Schedule Type, we were instructed by the Bank to compare the Repayment Schedule Type as follows:

a)
If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” field on the #EDH Screen was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “N”;

b)
If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, the Repayment Schedule Type was “V”;

c)
If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “W”;

d)
If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “Z”;

e)	If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “D”;

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

f)	If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “E”;

g)	If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SSGR,” the Repayment Schedule Type was “T”; and,

h)
If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen.

8.	For purposes of comparing Interest Rate, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT RT” field on the #EDH Screen.

In the event the Interest Rate did not agree, we were instructed by the Bank to recompute Interest Rate (“Recomputed Interest Rate”) as follows:

a)	Add the number of days found in the “DAYS 1” field on the #ED2 Screen to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen;

b)
If step (8.a) resulted in a date that is on or before the Cutoff Date, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT 1%” field on the #ED2 Screen;

c)
If step (8.a) resulted in a date that is after the Cutoff Date, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT 2%” field on the #ED2 Screen.

d)	In the event the Interest Rate calculated in step (b) or (c) did not agree, we were instructed by the Bank to recompute the Interest Rate as follows:

(i)	divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen and multiply by 10

(ii)	add 0.0000099 and truncate to five decimals

(iii)	multiply by 366 (i.e., the total number of days in the 2020 calendar year), and

(iv)	round the value to the nearest 0.125 percent.

e)
In the event the Interest Rate calculated in step (d) did not agree, we were instructed by the Bank to recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen.

9.
For purposes of comparing School Type 1 (School Type) and School Type 2 (Title IV), we were instructed by the Bank to input the School Code in the “SchoolCode” field in the Data File into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, we were instructed to consider School Types 1 and 2 as follows:

a)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “4” or “H” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” the School Type 1 was “4 year”;

b)	If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “2” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” the School Type 1 was “2 year”;

c)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “T” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” the School Type 1 was “Trade School”;

d)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit”;

e)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit”;

f)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No,” the School Type 2 was “Non-Title IV – For Profit”;

g)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – For Profit”;

h)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Not For Profit”;

i)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Non-For Profit”;

j)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No,” the School Type 2 was “Non-Title IV – Not For Profit”;

k)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – Not For Profit.”

We were instructed by the Bank to compare the School Types 1 and 2 (School Type and Title IV) in the “SchoolCode” field and “TitleIV” field in the Data File, respectively, to the corresponding information derived based on the instructions above.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources, except as listed in Exhibit B. Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 67,859 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Bank in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information contained in the Data File and Sources, and instructions provided by the Bank, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the information and instructions provided by the Bank, (iii) the reliability or accuracy of the Sources, which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, CA
February 25, 2020

Exhibit A
The Selected Students Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2020PTB001	47	2020PTB047	93	2020PTB093	139	2020PTB139
2	2020PTB002	48	2020PTB048	94	2020PTB094	140	2020PTB140
3	2020PTB003	49	2020PTB049	95	2020PTB095	141	2020PTB141
4	2020PTB004	50	2020PTB050	96	2020PTB096	142	2020PTB142
5	2020PTB005	51	2020PTB051	97	2020PTB097	143	2020PTB143
6	2020PTB006	52	2020PTB052	98	2020PTB098	144	2020PTB144
7	2020PTB007	53	2020PTB053	99	2020PTB099	145	2020PTB145
8	2020PTB008	54	2020PTB054	100	2020PTB100	146	2020PTB146
9	2020PTB009	55	2020PTB055	101	2020PTB101	147	2020PTB147
10	2020PTB010	56	2020PTB056	102	2020PTB102	148	2020PTB148
11	2020PTB011	57	2020PTB057	103	2020PTB103	149	2020PTB149
12	2020PTB012	58	2020PTB058	104	2020PTB104	150	2020PTB150
13	2020PTB013	59	2020PTB059	105	2020PTB105	151	2020PTB151
14	2020PTB014	60	2020PTB060	106	2020PTB106	152	2020PTB152
15	2020PTB015	61	2020PTB061	107	2020PTB107	153	2020PTB153
16	2020PTB016	62	2020PTB062	108	2020PTB108	154	2020PTB154
17	2020PTB017	63	2020PTB063	109	2020PTB109	155	2020PTB155
18	2020PTB018	64	2020PTB064	110	2020PTB110	156	2020PTB156
19	2020PTB019	65	2020PTB065	111	2020PTB111	157	2020PTB157
20	2020PTB020	66	2020PTB066	112	2020PTB112	158	2020PTB158
21	2020PTB021	67	2020PTB067	113	2020PTB113	159	2020PTB159
22	2020PTB022	68	2020PTB068	114	2020PTB114	160	2020PTB160
23	2020PTB023	69	2020PTB069	115	2020PTB115	161	2020PTB161
24	2020PTB024	70	2020PTB070	116	2020PTB116	162	2020PTB162
25	2020PTB025	71	2020PTB071	117	2020PTB117	163	2020PTB163
26	2020PTB026	72	2020PTB072	118	2020PTB118	164	2020PTB164
27	2020PTB027	73	2020PTB073	119	2020PTB119	165	2020PTB165
28	2020PTB028	74	2020PTB074	120	2020PTB120	166	2020PTB166
29	2020PTB029	75	2020PTB075	121	2020PTB121	167	2020PTB167
30	2020PTB030	76	2020PTB076	122	2020PTB122	168	2020PTB168
31	2020PTB031	77	2020PTB077	123	2020PTB123	169	2020PTB169
32	2020PTB032	78	2020PTB078	124	2020PTB124	170	2020PTB170
33	2020PTB033	79	2020PTB079	125	2020PTB125	171	2020PTB171
34	2020PTB034	80	2020PTB080	126	2020PTB126	172	2020PTB172
35	2020PTB035	81	2020PTB081	127	2020PTB127	173	2020PTB173
36	2020PTB036	82	2020PTB082	128	2020PTB128	174	2020PTB174
37	2020PTB037	83	2020PTB083	129	2020PTB129	175	2020PTB175
38	2020PTB038	84	2020PTB084	130	2020PTB130	176	2020PTB176
39	2020PTB039	85	2020PTB085	131	2020PTB131	177	2020PTB177
40	2020PTB040	86	2020PTB086	132	2020PTB132	178	2020PTB178
41	2020PTB041	87	2020PTB087	133	2020PTB133	179	2020PTB179
42	2020PTB042	88	2020PTB088	134	2020PTB134	180	2020PTB180
43	2020PTB043	89	2020PTB089	135	2020PTB135	181	2020PTB181
44	2020PTB044	90	2020PTB090	136	2020PTB136
45	2020PTB045	91	2020PTB091	137	2020PTB137
46	2020PTB046	92	2020PTB092	138	2020PTB138

Note: The Bank has assigned a unique Loan ID number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Loan ID numbers.

Exhibit B
Exception List
Selected Student Loan Number	Student Loan Number	Attribute	Per Data File	Per Sources
6	2020PTB006	Current Status End Date	2/19/2020	N/A
6	2020PTB006	Remaining Term	92	91
72	2020PTB072	Repayment Schedule Type	V	N
126	2020PTB126	Remaining Term	51	52